1933 Act File No. 33-50773
                                                      1940 Act File No. 811-7115


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.......       X


      Pre-Effective Amendment No. ______....................      ____

      Post-Effective Amendment No.  42  ...................       _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _X__

      Amendment No. 46 ....................................         _X__

                      FEDERATED TOTAL RETURN SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__    immediately upon filing pursuant to paragraph (b)
_x_   on February 1, 2007 pursuant to paragraph (b)(1)(iii)
_  _  60 days after filing pursuant to paragraph (a) (i)
____  on __________________ pursuant to paragraph (a) (i)
____  75 days after filing pursuant to paragraph (a)(ii)
___   on __________________pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:
Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, D.C. 20006





ITEM 23.     EXHIBITS.

             (a)    (i)          Conformed copy of Articles of
                                 Incorporation of the Registrant; (1)
                    (ii)         Conformed copy of Articles of Amendment
                                 of Articles of Incorporation of the
                                 Registrant; (2)
                    (iii)        Conformed copies of Articles of
                                 Amendments Nos. 5-12 to the Articles of
                                 Amendment to the Articles of
                                 Incorporation of the Registrant; (19)
                    (iv)         Conformed copy of Amendment No. 13 to
                                 the Articles of Incorporation of the
                                 Registrant; (21)
                    (v)          Conformed copy of Amendment No. 14 to
                                 the Articles of Incorporation of the
                                 Registrant; (25)
                    (vi)         Conformed copy of Amendment No. 15 to
                                 the Articles of Incorporation of the
                                 Registrant; (27)
                    (vii)        Conformed copy of Amendment No. 16 to
                                 the Articles of Incorporation of the
                                 Registrant; (32)
             (b)    (i)          Copy of By-Laws of the Registrant; (1)
                    (ii)         Copies of Amendments Nos. 1-3 to the
                                 By-Laws of the Registrant; (16)
                    (iii)        Copy of Amendment No. 4 to the By-Laws
                                 of the Registrant; (22)
                    (iv)         Copy of Amendment No. 5 to the By-laws
                                 of the Registrant; (25)
                    (v)          Copy of Amendment No. 6 to the By-laws
                                 of the Registrant; (27)
                    (vi)         Copy of Amendment No. 7 to the By-laws
                                 of the Registrant (29)
                    (vii)        Copy of Amendment No. 8 to the By-laws
                                 of the Registrant (32)
             (c)                 Copy of Specimen Certificate for Shares
                                 of Capital Stock of the Registrant;
                                 (10)
             (d)    (i)          Copy of Investment Advisory Contract of
                                 the Registrant and conformed copies of
                                 Exhibits A and B of Investment Advisory
                                 Contract of the Registrant; (7)
                    (ii)         Conformed copy of Exhibit C to the
                                 Investment Advisory Contract of the
                                 Registrant; (19)
                    (iii)        Conformed copies of Exhibits D and E to
                                 the Investment Advisory Contract of the
                                 Registrant; (11)
                    (iv)         Conformed copy of Exhibit F to the
                                 Investment Advisory Contract of the
                                 Registrant; (18)
                    (v)          Conformed copy of Amendment dated June
                                 01, 2001 to the Investment Advisory
                                 Contract of the Registrant; (20)
                    (vi)         Conformed copy of Limited Power of
                                 Attorney of the Investment Advisory
                                 Contract of the Registrant; (19)
                    (vii)        Conformed copy of Schedule 1 to Limited
                                 Power of Attorney of Investment
                                 Advisory Contract of the Registrant;
                                 (19)
             (e)    (i)          Copy of Distributor's Contract of the
                                 Registrant and Conformed copies of
                                 Exhibits A, B, C and D to the
                                 Distributor's Contract of the
                                 Registrant;(4)
                    (ii)         Copy of Distributor's Contract of the
                                 Registrant and Conformed copies of
                                 Exhibits E and F to Distributor's
                                 Contract of the Registrant; (10)
                    (iii)        Conformed copies of Exhibits G and H to
                                 Distributor's Contract of the
                                 Registrant; (11)
                    (iv)         Conformed copy of Exhibit I to
                                 Distributor's Contract of the
                                 Registrant; (19)
                    (v)          Conformed copy of Exhibit J to
                                 Distributor's Contract of the
                                 Registrant; (20)
                    (vi)         Conformed copy of Amendment dated June
                                 01, 2001 to the Distributor's Contract
                                 of the Registrant; (20)
                    (vii)        Conformed copy of Distributor's
                                 Contract and Exhibit 1 Amendment to
                                 Distribution Plan of the Registrant
                                 (Class B Shares); (20)
                    (viii)       Conformed copy of Exhibit K to
                                 Distributor's Contract of the
                                 Registrant; (21)
                    (ix)         Conformed copy of Exhibit L to
                                 Distributor's Contract of the
                                 Registrant; (22)
                    (x)          Conformed copy of Amendment to the
                                 Distributor's Contract (Class B
                                 Shares)of the Registrant; (21)
                    (xi)         Conformed copy of Exhibit M to
                                 Distributor's Contract (Class K Shares)
                                 of the Registrant; (24)
                    (xii)        Conformed copy of Amendment dated
                                 October 01, 2003 to Distributor's
                                 Contract of the Registrant; (25)
                    (xiii)       The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 24, 1995. (File
                                 Numbers 33-38550 and 811-6269).
             (f)                 Not Applicable;
             (g)    (i)          Conformed copy of the Custodian
                                 Contract of the Registrant; (22)
             (h)    (i)          Conformed copy of Fund Accounting
                                 Services, Administrative Services,
                                 Transfer Agency Services, and Custody
                                 Services Procurement Agreement of the
                                 Registrant; (13)
                    (ii)         Conformed copy of Amendment to Fund
                                 Accounting Services, Administrative
                                 Services, Transfer Agency Services, and
                                 Custody Services Procurement Agreement
                                 of the Registrant; (21)
                    (iii)        Conformed copy of Administrative
                                 Services Agreement of the Registrant;
                                 (4)
                    (iv)         Conformed copy of the Agreement for
                                 Administrative Services between
                                 Federated Administrative Services and
                                 the Registrant with Amendments 1 and 2
                                 attached; (28)
                    (v)          The responses described in Item
                                 23(e)(iii) are hereby incorporated by
                                 reference;
                    (vi)         The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement from
                                 Item (h)(v) of the Investment Series
                                 Funds, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 January 23, 2002. (File Nos. 33-48847
                                 and 811-07021).
                    (vii)        Conformed copy of Principal Shareholder
                                 Servicer's Agreement (Class B Shares)
                                 of the Registrant; (20)
                    (viii)       Conformed copy of Shareholder Services
                                 Agreement (Class B Shares) of the
                                 Registrant; (20)
                    (ix)         The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Agreement for Administrative Services
                                 from Item 23 (h)(vix) of the Federated
                                 Index Trust Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 December 30, 2003. (File Nos. 33-33852
                                 and 811-6061)
                    (xi)         The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement, with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item (h) (vii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (Files Nos. 33-29838-
                                 811-5843).
                    (xii)        The Registrant hereby incorporates the
                                 confirmed copy of the Financial
                                 Administration and Accounting Services
                                 Agreement, with attached Exhibit A
                                 revised 6/30/04, form Item (h)(viii) of
                                 the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 29,
                                 2004. (File Nos. 33-29838 and 811-
                                 5843).
                    (xiii)       The Registrant hereby incorporates by
                                 reference the conformed copy of
                                 Amendment No. 3 to the Agreement for
                                 Administrative Services between
                                 Federated Administrative Services
                                 Company and the Registrant dated June
                                 1, 2005, from Item 23 (h) (ii) of the
                                 Cash Trust Series, Inc. Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 27, 2005. (File Nos.
                                 33-29838 and 811-5843);
                    (xiv)        The Registrant hereby incorporates the
                                 conformed copy of Transfer Agency and
                                 Service Agreement between the Federated
                                 Funds and State Street Bank and Trust
                                 Company from Item 23(h)(viii)of the
                                 Federated Total Return Government Bond
                                 Fund Registration Statement on Form N-
                                 1A, filed with the Commission on April
                                 28, 2006 (File Nos. 33-60411 and 811-
                                 07309).
             (i)                 Conformed copy of Opinion and Consent
                                 of Counsel as to legality of shares
                                 being registered; (2)
             (j)                 Conformed copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (32)
             (k)                 Not Applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (3)
             (m)    (i)          Conformed copy of Distribution Plan and
                                 Exhibits A and B of the Registrant;
                                 (11)
                    (ii)         Conformed Copy of the Distribution Plan
                                 with Exhibits A through E, attached;
                                 (28)
                    (iii)        Conformed copy of Exhibit C to
                                 Distribution Plan of the Registrant;
                                 (10)
                    (iv)         Conformed copy of Exhibits D and E to
                                 Distribution Plan of the Registrant;
                                 (11)
                    (v)          Conformed copy of Exhibits F and G to
                                 Distribution Plan of the Registrant;
                                 (20)
                    (vi)         Conformed copy of Exhibit H to
                                 Distribution Plan of the Registrant;
                                 (23)
                    (vii)        The responses described in Item
                                 23(e)(viii) are hereby incorporated by
                                 reference;
                    (viii)       Conformed copy of Exhibit I to
                                 Distribution Plan of the Registrant;
                                 (24)
             (n)                 The Registrant hereby incorporates the
                                 Copy of the Multiple Class Plan and
                                 attached Exhibits from Item (n) of the
                                 Federated Equity Income Fund, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on January
                                 27, 2006. (File Nos. 33-6901 and 811-
                                 4743)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (19)
                    (ii)         Conformed copy of Power of Attorney for
                                 Chief Investment Officer of the
                                 Registrant; (19)
                    (iii)        Conformed copy of Power of Attorney for
                                 Treasurer of the Registrant; (30)
                    (iv)         Conformed copy of Power of Attorney for
                                 Director for the Registrant; (30)
                    (v)          Conformed copy of Power of Attorney for
                                 Director of the Registrant; (31)
                    (vi)         Conformed copy of Power of Attorney for
                                 Director of the Registrant; (32)
                    (vii)        Conformed copy of Power of Attorney for
                                 Director of the Registrant; (32)
                    (viii)       Conformed copy of Power of Attorney for
                                 Treasurer of the Registrant; (32)
             (p)                 Form of the Federated Investors, Inc.
                                 Code of Ethics for Access Persons,
                                 effective 1/1/200, from Item 23 (p) of
                                 the Money Market Obligations Trust
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on February
                                 25, 2005. (File Nos. 33-31602 and 811-
                                 5950)

(+)          All exhibits are being filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993.
       (File Nos.  33-50773 and 811-7115)
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)
(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed January 13, 1994. (File Nos. 33-50773 and 811-7115)
(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 6, 1995. (File Nos. 33-50773 and 811-7115)
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)
(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)
(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed October 28, 1998. (File Nos. 33-50773 and 811-7115)
(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 15, 2000. (File Nos. 33-50773 and 811-7115)
(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos. 33-50773 and 811-7115)
(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed July 26, 2001. (File Nos. 33-50773 and 811-7115)
(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed November 29, 2001. (File Nos. 33-50773 and 811-7115)
(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed November 27, 2002. (File Nos. 33-50773 and 811-7115)
(23) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 7 2003. (File Nos. 33-50773 and 811-7115)
(24) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 07, 2003. (File Nos. 33-50773 and 811-7115)
(25) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed November 26, 2003. (File Nos. 33-50773 and 811-7115)
(26) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed January 29, 2004. (File Nos. 33-50773 and 811-7115)
(27) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed November 18, 2004. (File Nos. 33-50773 and 811-7115)
(28) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed November 29, 2004. (File Nos. 33-50773 and 811-7115)
(29) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed November 28, 2005. (File Nos. 33-50773 and 811-7115)
(30) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed January 30, 2006. (File Nos. 33-50773 and 811-7115)
(31) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed November 15, 2006. (File Nos. 33-50773 and 811-7115)
(32) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 28, 2006. (File Nos. 33-50773 and 811-7115)

Item 24.   Persons Controlled by or Under Common Control with the Fund:

             None

Item 25.     Indemnification: (1)

Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Paige Wilhelm

Vice Presidents:                                     Todd A. Abraham
                                                     Randall S. Bauer
                                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
William Ehling  Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Ihab L. Salib
                                                     Roberto Sanchez-Dahl, Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     George B. Wright

Assistant Vice Presidents:                           Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
                                                     Richard Cumberledge
                                                     Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Kyle D. Stewart
                                                     Mary Ellen Tesla
                                                     Nichlas S. Tripodes
                                                     Mark Weiss

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue


Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.     Principal Underwriters:

             (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice Chairman

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Michael W. Koenig
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                John A. O'Neill
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Mark Strubel
                                William C. Tustin
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                Charles L. Davis, Jr.
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable


Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
                                       Reed Smith LLP
                                       Investment Management Group
                                       (IMG)
                                       Federated Investors Tower
                                       12th Floor
                                       1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

                                       (Notices should be sent to
                                        the Agent for Service at  above address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA  15237-7000

State Street Bank and Trust            P.O. Box 8600
Company ("Custodian, Transfer          Boston, MA 02266-8600
Agent and Dividend Disbursing
Agent")


Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Investment                   Federated Investors Tower
Management Company                     1001 Liberty Avenue
("Adviser")                            Pittsburgh, PA  15222-3779



Item 29.     Management Services: Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED TOTAL RETURN SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 17th day of January, 2007.

                  FEDERATED TOTAL RETURN SERIES, INC.
                    BY: /s/ Andrew P. Cross
                    Andrew P. Cross, Assistant Secretary
                    January 17, 2007

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:
            NAME                       TITLE               DATE

By: /s/Andrew P. Cross          Attorney In Fact      January 17, 2007
       Andrew P. Cross          For the Persons
       ASSISTANT SECRETARY      Listed Below


            NAME                       TITLE

John F. Donahue*                       Director

J. Christopher Donahue*                President and Director
                                       (Principal Executive Officer)

Edward C. Gonzales*                    Executive Vice President

John W. McGonigle*                     Executive Vice President
                                       and Secretary

Richard A. Novak*                      Treasurer
                                       (Principal Financial Officer)

William D. Dawson III*                 Chief Investment Officer

Thomas G. Bigley*                      Director

John T. Conroy, Jr.*                   Director

Nicholas P. Constantakis*              Director

John F. Cunningham*                    Director

Lawrence D. Ellis, M.D.*               Director

Peter E. Madden*                       Director

Charles F. Mansfield, Jr.*             Director

John E. Murray, Jr.*                   Director

Marjorie P. Smuts*                     Director

John S. Walsh*                         Director

James F. Will*                         Director

Thomas O'Neill*                        Director

*  By Power of Attorney